Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Beginning Balance AOCI December 31, 2014, Defined Benefit Plans Before-Tax	$ (57,211)
Net actuarial gain/(loss), Defined Benefit Plans Before-Tax	(30,519)	$ (173,646)	$ 100,345
Translation adjustments, Defined Benefit Plans Before-Tax	0
Other comprehensive income before reclassifications, Defined Benefit Plans Before-Tax	(30,519)
Amortization of prior service cost, Defined Benefit Plans Before-Tax	1,335	355	355
Amortization of net actuarial loss, Defined Benefit Plans Before-Tax	34,381	23,656	34,177
Regulatory adjustment, Defined Benefit Plans Before-Tax	(5,646)	140,308	(123,630)
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	(449)	(15,988)	11,247
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans Before-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Before-Tax	(449)
Ending Balance AOCI December 31, 2015, Defined Benefit Plans Before-Tax	(57,660)	(57,211)
Beginning Balance AOCI December 31, 2014, Defined Benefit Plans Tax (Expense) Benefit	21,740
Net actuarial gain/(loss), Tax (Expense) or Benefit	11,597	65,985	(38,131)
Translation adjustments, Defined Benefit Plans Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, Defined Benefit Plans Tax (Expense) Benefit	11,597
Amortization of prior service cost, Defined Benefit Plans Tax (Expense) Benefit	(507)	(135)	(135)
Amortization of net actuarial loss, Defined Benefit Plans Tax (Expense) Benefit	(13,065)	(8,989)	(12,987)
Regulatory adjustment, Defined Benefit Plans Tax (Expense) Benefit	2,146	(53,317)	46,979
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	171	6,075	(4,274)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans Tax (Expense) Benefit	171
Ending Balance AOCI December 31, 2015, Defined Benefit Plans Tax (Expense) Benefit	21,911	21,740
Beginning Balance AOCI December 31, 2014, Defined Benefit Plans After-Tax	(35,471)
Net actuarial gain/(loss), Defined Benefit Plans After-Tax	(18,922)	(107,661)	62,214
Translation adjustments, Defined Benefit Plans After-Tax	0
Other comprehensive income before reclassifications, Defined Benefit Plans After-Tax	(18,922)
Amortization of prior service cost, Defined Benefit Plans After-Tax	828	220	220
Amortization of net actuarial (gain)/loss, Defined Benefit Plans After-Tax	21,316	14,667	21,190
Regulatory adjustment, Defined Benefit Plans After-Tax	(3,500)
Net defined benefit pension plans	(278)	(9,913)	6,973
Less: Translation adjustment attributable to redeemable noncontrolling interest, Defined Benefit Plans After-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Defined Benefit Plans After-Tax	(278)
Ending Balance AOCI December 31, 2015, Defined Benefit Plans After-Tax	(35,749)	35,471
Beginning Balance AOCI December 31, 2014, FSIRS - Before-Tax	(22,688)
Translation adjustments, FSIRS - Before-Tax	0
Other comprehensive income before reclassifications, FSIRS - Before-Tax	0
FSIRS amounts reclassified from AOCI, FSIRS - Before-Tax	3,344	3,345	3,345
Net current period other comprehensive income (loss), FSIRS - Before-Tax	3,344	3,345	3,345
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - Before-Tax	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Before-Tax	3,344
Ending Balance AOCI December 31, 2015, FSIRS - Before-Tax	(19,344)	(22,688)
Beginning Balance AOCI December 31, 2014, FSIRS - Tax (Expense) Benefit	8,621
Translation adjustments, FSIRS - Tax (Expense) Benefit	0
Other comprehensive income before reclassifications, FSIRS - Tax (Expense) Benefit	0
FSIRS amounts reclassified from AOCI, FSIRS - Tax (Expense) Benefit	(1,271)	(1,272)	(1,271)
Net current period other comprehensive income (loss), FSIRS - Tax (Expense) Benefit	(1,271)	(1,272)	(1,271)
Less: Translation adjustment attributable to redeemable noncontrolling interest, FSIRS - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - Tax (Expense) Benefit	(1,271)
Ending Balance AOCI December 31, 2015, FSIRS - Tax (Expense) Benefit	7,350	8,621
Beginning Balance AOCI December 31, 2014, FSIRS - After-Tax	(14,067)
Translation adjustments, FSIRS - After-Tax	0
Other comprehensive income before reclassifications	0
FSIRS amounts reclassified from AOCI, FSIRS - After-Tax	2,073	2,073	2,074
Net current period other comprehensive income (loss)	2,073	2,073	2,074
Less: Translation adjustment attributable to redeemable noncontrolling interest	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, FSIRS - After-Tax	2,073
Ending Balance AOCI December 31, 2015, FSIRS - After-Tax	(11,994)	(14,067)
Beginning Balance AOCI December 31, 2014, Foreign Currency Items Before-Tax	(637)
Net actuarial gain (loss)	0
Translation adjustments, Foreign Currency Items Before-Tax	(1,954)	(659)	0
Other comprehensive income before reclassifications	(1,954)	(659)	0
FSIRS amounts reclassified from AOCI, Foreign Currency Items Before-Tax	0
Amortization of prior service cost, Foreign Currency Items Before-Tax	0
Amortization of net actuarial loss, Foreign Currency Items Before-Tax	0
Regulatory adjustment, Foreign Currency Items Before-Tax	0
Net current period other comprehensive income (loss)	(1,954)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency Items Before-Tax	(66)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Foreign Currency Items Before-Tax	(1,888)	(637)
Ending Balance AOCI December 31, 2015	(2,525)	(637)
Beginning Balance AOCI December 31, 2014, Foreign Currency items - Tax (Expense) Benefit	0
Net actuarial gain (loss)	0
Translation adjustments, Foreign Currency items - Tax (Expense) Benefit	0	0	0
Other comprehensive income before reclassifications, Foreign Currency items - Tax (Expense) Benefit	0
FSIRS amounts reclassified from AOCI, Foreign Currency items - Tax (Expense) Benefit	0
Amortization of prior service cost ,Foreign Currency items - Tax (Expense) Benefit	0
Amortization of net actuarial loss, Foreign Currency items - Tax (Expense) Benefit	0
Regulatory adjustment, Foreign Currency items - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss), Foreign Currency items - Tax (Expense) Benefit	0
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency items - Tax (Expense) Benefit	0
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Foreign Currency items - Tax (Expense) Benefit	0	0	0
Ending Balance AOCI December 31, 2015, Foreign Currency items - Tax (Expense) Benefit	0	0
Beginning Balance AOCI December 31, 2014, Foreign Currency items - After-Tax	(637)
Net actuarial gain (loss)	0
Translation adjustments, Foreign Currency items - After-Tax	(1,954)	(659)
Other comprehensive income before reclassifications, Foreign Currency items - After-Tax	(1,954)	(659)
FSIRS amounts reclassified from AOCI, Foreign Currency items - After-Tax	0
Amortization of prior service cost, Foreign Currency items - After-Tax	0
Amortization of net actuarial loss, Foreign Currency items - After-Tax	0
Regulatory adjustment, Foreign Currency items - After-Tax	0
Net current period other comprehensive income (loss), Foreign Currency items - After-Tax	(1,954)
Less: Translation adjustment attributable to redeemable noncontrolling interest, Foreign Currency items - After-Tax	(66)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, Foreign Currency Items - After-Tax	(1,888)
Ending Balance AOCI December 31, 2015, Foreign Currency items - After-Tax	(2,525)	(637)
Beginning Balance AOCI December 31, 2014, AOCI	(50,175)
Net actuarial gain (loss)	(18,922)	(107,661)	62,214
Translation adjustments, AOCI	(1,954)
Other comprehensive income before reclassifications, AOCI	(20,876)
Amounts reclassified into net income	2,073	2,073	2,074
Amortization of prior service cost, AOCI	828	220	220
Amortization of net actuarial loss	21,316	14,667	21,190
Regulatory adjustment, AOCI	(3,500)
Total other comprehensive income (loss), net of tax	(159)	(8,499)	$ 9,047
Less: Translation adjustment attributable to redeemable noncontrolling interest, AOCI	(66)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation, AOCI	(93)
Ending Balance AOCI December 31, 2015, AOCI	$ (50,268)	$ (50,175)